Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents (Notes 2(g) and 11)	$ 43,525	$ 41,712
Amounts due from related parties (Note 18(d)))	2,687	1,141
Inventories (Note 2(i))	2,292	2,443
Derivative assets (Notes 2(q), 10 and 11)	920	4,621
Other current assets (Notes 2(j) and 12(b))	3,386	2,462
Total current assets	52,810	52,379
Long-term assets:
Vessels, net of accumulated depreciation (Notes 2(k), 2(m), 2(n), 13 and 18(f))	1,677,488	1,767,080
Right-of-use assets (Notes 2(1) and 6)	1,799
Intangible assets, net (Notes 2(o) and 14(a))	1,286	1,891
Derivative assets (Notes 2(q), 10 and 11)	648	11,667
Accrued income	3,976	3,807
Total long term assets	1,685,197	1,784,445
Total assets	1,738,007	1,836,824
Current liabilities:
Trade accounts payable (Note 18(e))	2,730	4,800
Accrued expenses (Note 15)	6,617	6,464
Current portion of long-term debt (Notes 11 and 16)	83,453	106,926
Current lease liabilities (Notes 2(1) and 6)	572
Current portion of derivative liabilities (Notes 2(q), 10 and 11)	910	1,740
Income taxes payable (Notes 2(r) and 17)	98	130
Current portion of contract liabilities (Notes 2(o) and 14(b))	1,518	1,518
Prepaid charter (Note 2(s))	6,892	5,771
Amount due to related parties (Note 18(d))	1,212	1,070
Total current liabilities	104,002	128,419
Long-term liabilities:
Long-term debt (Notes 2 (p), 11 and 16)	911,943	970,365
Lease liabilities (Notes 2(1) and 6)	1,227
Derivative liabilities (Notes 2(q), 10 and 11)	5,133	345
Contract liabilities (Notes 2(o) and 14(b))	3,685	5,203
Deferred tax liabilities (Notes 2(r) and 17)	357	453
Total long-term liabilities	922,345	976,366
Total liabilities	1,026,347	1,104,785
Commitments and contingencies (Notes 2(t) and 19)
Series A Convertible Preferred Units (Note 22)	89,264	89,264
Partners' capital:
Common unitholders: 32,694,094 units issued and outstanding at December 31, 2019 and 2018.	611,241	631,244
General partner interest: 615,117 units issued and outstanding at December 31, 2019 and 2018.	11,155	11,531
Total partners' capital	622,396	642,775
Total liabilities and equity	$ 1,738,007	$ 1,836,824